Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 03, 2021	Jun. 17, 2017	Jun. 30, 2025	Jun. 30, 2024	Dec. 10, 2024	Jun. 17, 2021
Preferred Stock
Payment of preferred dividends			$ 1,272	$ 1,705
Element 1 Corp.
Preferred Stock
Profit interests on distributions			20.00%
Total investment			$ 9,300
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued	15,000	25,000
Liquidation preference per share	$ 1,000	$ 1,000				$ 1,000
Divided rate			8.50%
Number of shares redeemed					10,000
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability			$ 300
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)			103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)			102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)			100.00%